Note 4 -Business Segments, Sales of Products and Significant Customers - Schedule of Sales from Continuing Operations to Significant Metals Customers (Details) - Revenue from Contract with Customer Benchmark [Member] - Customer Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	24.20%	35.40%	37.20%
Customer B [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	11.80%	23.90%	21.50%
Customer C [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	15.50%	11.30%	21.60%
Customer D [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	15.80%	3.50%	6.20%